Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	May 31, 2026 USD ($)	May 31, 2026 HKD ($)	Nov. 30, 2025 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Accrued staff salaries and reimbursements	$ 73,041	$ 572,396	$ 346,360
Accrued professional fee	63,062	494,193	494,193
Trade creditors	7,555	59,200	59,200
Other payable	63,803	500,000
Total	$ 207,461	$ 1,625,789	$ 899,753